Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 72,165	$ 10,297	$ 36,370
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(36,228)	(35,349)	(50,399)
Realized capital gains and losses	(42,907)	45,849	(145,468)
Interest credited to contractholder funds	154,447	168,085	201,549
Changes in:
Policy benefit and other insurance reserves	(22,697)	(18,993)	(20,919)
Deferred policy acquisition costs	(11,809)	(8,267)	115,890
Income taxes	45,071	9,288	(10,125)
Other operating assets and liabilities	1,199	(3,523)	(21,232)
Net cash provided by operating activities	159,241	167,387	105,666
Proceeds from sales
Fixed income securities	676,468	1,032,677	1,850,519
Equity securities	25,121	69,836	204
Limited partnership interests	5,684	6
Mortgage loans		7,480	12,580
Investment collections
Fixed income securities	349,578	327,791	309,185
Mortgage loans	28,155	57,603	141,726
Investment purchases
Fixed income securities	(668,237)	(1,272,428)	(2,250,840)
Equity securities		(50,006)	(100,215)
Limited partnership interests	(63,732)	(4,965)
Mortgage loans	(98,131)	(45,491)	(10,000)
Change in short-term investments, net	(16,744)	129,007	95,366
Change in policy loans and other investments, net	15,000	(33,138)	21,425
Net cash provided by investing activities	253,162	218,372	69,950
Cash flows from financing activities
Contractholder fund deposits	121,937	158,042	296,991
Contractholder fund withdrawals	(537,292)	(546,244)	(468,595)
Net cash used in financing activities	(415,355)	(388,202)	(171,604)
Net (decrease) increase in cash	(2,952)	(2,443)	4,012
Cash at beginning of year	6,534	8,977	4,965
Cash at end of year	$ 3,582	$ 6,534	$ 8,977